Share-Based Payment (Details 1) - Stock options [Member]	12 Months Ended
Jun. 30, 2019 USD ($) $ / shares shares
Number of stock options
Outstanding at beginning | shares
Granted | shares	306,967
Exercised | shares
Forfeited or expired | shares	(12,560)
Outstanding at end | shares	294,407
Exercisable | shares
Vested and expected to vest | shares	276,447
Weighted Average Exercise Price
Granted | $ / shares	$ 5.25
Outstanding at end | $ / shares	5.25
Vested and expected to vest | $ / shares	5.25
Weighted Average Grant-date Fair Value
Granted | $ / shares	3.00
Forfeited or expired | $ / shares	2.87
Outstanding at end | $ / shares	3.01
Vested and expected to vest | $ / shares	$ 3.02
Weighted Average Remaining Contractual Life
Granted	9 years 4 months 24 days
Outstanding at end	9 years 4 months 24 days
Aggregate intrinsic value
Outstanding at beginning | $
Outstanding at end | $	117,763
Outstanding and exercisable | $
Vested and expected to vest | $	$ 110,579